Income taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes
Note 24: Income taxes

Beginning January 1, 2025, the Bank adopted Accounting Standards Update ("ASU") 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU provides additional disaggregated information about income taxes. The Bank is required to adopt these amendments for fiscal years beginning after December 15, 2024 and interim periods within fiscal years beginning after December 15, 2025. The Company has adopted this standard on a prospective basis. Comparatives were prepared under the prior Standards.

The Bank is incorporated in Bermuda, and pursuant to Bermuda law is not taxed on either income or capital gains. The Bank’s subsidiaries in the Cayman Islands and The Bahamas are not subject to any taxes in their respective jurisdictions on either income or capital gains under current law applicable in the respective jurisdictions. The Bank’s subsidiaries in Canada, the United Kingdom, Channel Islands, Switzerland, Singapore and Mauritius are subject to the tax laws of those jurisdictions.

For the years ended December 31, 2025, 2024, and 2023, the Bank had no uncertain tax positions.

The Bank records income taxes based on the enacted tax laws and rates applicable in the relevant jurisdictions for the years ended December 31, 2025, 2024, and 2023. For the years ended December 31, 2025, 2024, and 2023, the Bank did not incur any interest or pay any penalties.

Year ended
Income (loss) and income tax expense (benefit) from continuing operations	December 31, 2025
Domestic
Income from operations	65,164
Income tax benefit (expense)	—
Net income - Domestic	65,164

Foreign
Income from operations	172,802
Income tax benefit (expense)	(6,024)
Net income - Foreign	166,778

Total Net Income	231,942

	Year ended
Income taxes in consolidated statements of operations	December 31, 2024	December 31, 2023
Current tax expense	3,949	1,909
Deferred tax (recovery) expense	582	(1,142)
Total tax (benefit) expense	4,531	767
Reconciliation between the Effective Income Tax Rate and the Statutory Income Tax Rate

	Year ended
	December 31, 2025
	$	%
Foreign tax effects
Guernsey
Income tax expense	3,065	1.3
Expenses not deductible for tax purposes	432	0.2
Prior year tax adjustments	34	—
Other	92	—
Jersey
Income tax expense	720	0.3
Expenses not deductible for tax purposes	5	—
Prior year tax adjustments	209	0.1
Other	(65)	—
UK
Income tax expense	513	0.2
Expenses not deductible for tax purposes	224	0.1
Utilisation of tax losses brought forward	(266)	(0.1)
Other	(68)	—
Canada
Income tax expense	547	0.2
Utilisation of tax losses brought forward	(17)	—
Switzerland
Income tax expense	373	0.2
Change in valuation allowance	(169)	(0.1)
Expenses not deductible for tax purposes	95	—
Singapore
Income tax expense	49	—
Expenses not deductible for tax purposes	210	0.1
Prior year tax adjustments	5	—
Mauritius
Income tax expense	33	—
Other	3	—
Income tax (benefit) expense at effective tax rate	6,024	2.5

	Year ended
	December 31, 2024		December 31, 2023
	$	%	$	%
Income tax expense in international offices taxed at different rates	4,440	2.0	2,814	1.2
Expenses not deductible for tax purposes	864	0.4	454	0.2
Prior year tax adjustments	(196)	(0.1)	45	—
Effect of change in tax rate	(117)	(0.1)	(76)	—
Change in valuation allowance	(566)	(0.3)	(2,192)	(1.0)
Other - net	106	—	(278)	(0.1)
Income tax (benefit) expense at effective tax rate	4,531	1.9	767	0.3

Deferred income taxes	December 31, 2025	December 31, 2024

Deferred income tax asset
Tax loss carried forward	3,089	3,783
Allowance for compensated absence	22	23
Deferred income tax asset before valuation allowance	3,111	3,806
Less: valuation allowance	(485)	(721)
Deferred income tax asset after valuation allowance	2,626	3,085

Deferred income tax liability
Fixed assets	(472)	(531)
Pension asset	(1,157)	—
Total deferred income tax liability	(1,629)	(531)
Net deferred income tax assets	997	2,554

Management assesses the available positive and negative evidence to evaluate if sufficient future taxable income will be generated to use the existing deferred tax assets. On the basis of this evaluation, as at December 31, 2025, a valuation allowance of $0.5 million (December 31, 2024: $0.7 million) has been recognized to record only the portion of the deferred tax asset that more likely than not will be realized. The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carry-forward period change, or if there are changes in the available positive and negative evidence.

The Bank has net taxable loss carry forwards related to the Bank’s international operations of approximately $13.7 million (December 31, 2024: $16.9 million). Of these losses available to carry forward, $12.9 million (December 31, 2024: $16.2 million) have an indefinite life.